Consolidated Statements Of Earnings - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jan. 31, 2015	Nov. 01, 2014	Aug. 02, 2014	May. 03, 2014	Feb. 01, 2014	Nov. 02, 2013	Aug. 03, 2013	May. 04, 2013	Jan. 31, 2015	Feb. 01, 2014	Feb. 02, 2013
Income Statement [Abstract]
Net sales	$ 615,393	$ 729,277	$ 635,877	$ 591,162	$ 599,962	$ 702,788	$ 621,706	$ 588,656	$ 2,571,709	$ 2,513,113	$ 2,477,796
Cost of goods sold									1,531,609	1,498,825	1,489,221
Gross profit	247,387	290,730	259,642	242,341	241,407	278,240	254,626	240,016	1,040,100	1,014,288	988,575
Selling and administrative expenses									910,682	909,749	891,666
Restructuring and other special charges, net									3,484	1,262	22,431
Impairment of assets held for sale									0	4,660	0
Operating earnings									125,934	98,617	74,478
Interest expense									(20,445)	(21,254)	(22,973)
Gains (Losses) on Extinguishment of Debt									(420)	0	0
Interest income									379	377	322
Gain (Loss) on Disposition of Stock in Subsidiary									4,679	(576)	0
Earnings before income taxes from continuing operations									110,127	77,740	51,827
Income tax provision									(27,184)	(23,758)	(16,656)
Net earnings from continuing operations									82,943	53,982	35,171
Discontinued operations:
Earnings (loss) from discontinued operations, net of tax (expense) benefit of $0, ($114), $0 and $6,057, respectively									0	(4,574)	(4,437)
Disposition/impairment of discontinued operations, net of tax of $0									0	(11,512)	(3,530)
Net earnings (loss) from discontinued operations									0	(16,086)	(7,967)
Net earnings	16,191	33,237	18,039	15,476	6,161	27,284	15,283	(10,832)	82,943	37,896	27,204
Net earnings (loss) attributable to noncontrolling interests									93	(177)	(287)
Net earnings attributable to Brown Shoe Company, Inc.	$ 16,244	$ 33,113	$ 18,064	$ 15,429	$ 6,164	$ 27,314	$ 15,357	$ (10,762)	$ 82,850	$ 38,073	$ 27,491
Basic earnings (loss) per common share:
From continuing operations (in dollars per share)									$ 1.90	$ 1.25	$ 0.83
From discontinued operations (in dollars per share)									0.00	(0.37)	(0.19)
Basic earnings per common share attributable to Brown Shoe Company, Inc. shareholders (in dollars per share)	$ 0.37	$ 0.76	$ 0.41	$ 0.35	$ 0.14	$ 0.63	$ 0.36	$ (0.26)	1.90	0.88	0.64
Diluted earnings (loss) per common share:
From continuing operations (in dollars per share)									1.89	1.25	0.83
From discontinued operations (in dollars per share)									0.00	(0.37)	(0.19)
Diluted earnings per common share attributable to Brown Shoe Company, Inc. shareholders (in dollars per share)	$ 0.37	$ 0.75	$ 0.41	$ 0.35	$ 0.14	$ 0.63	$ 0.35	$ (0.26)	$ 1.89	$ 0.88	$ 0.64
Intercompany interest income (expense)									$ 0		$ 0
Equity in earnings (loss) of subsidiaries, net of tax									$ 0